Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Amplify AI Powered Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify AI Powered Equity ETF
Class Name	Amplify AI Powered Equity ETF
Trading Symbol	AIEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify AI Powered Equity ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify AI Powered Equity ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 19.68%. The Fund seeks to track the AI Powered Equity Index, which returned 21.04%. The S&P 500 Index returned 17.60% over the same period.
• During the period the Fund produced positive returns that exceeded the S&P 500 Index as the selection methodology favored sectors and companies within the S&P 500 that also performed well.
• Information Technology and Communication Services were the top contributing sectors to performance while Health Care and Consumer Discretionary were detractors to performance for the Period.
• During the Period, Industrials was held with the largest overweight relative to its benchmark while Financials were held with the largest underweight.
• During the Period, NVIDIA Corp and Strategy Inc were the top contributors to performance while Tesla Inc and Starbucks Corp were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/17/2017)
Amplify AI Powered Equity ETF NAV	19.68	8.71	9.60
S&P 500 TR	17.60	16.47	14.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 116,760,841
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 826,598
Investment Company Portfolio Turnover	804.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$116,760,841
Number of Holdings	161
Net Advisory Fee	$826,598
Portfolio Turnover	804%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	3.3%
Avery Dennison Corp.	3.0%
Costco Wholesale Corp.	2.6%
Alphabet, Inc. - Class A	2.5%
Broadcom, Inc.	2.5%
PPG Industries, Inc.	2.3%
Sector Breakdown**
[1],[2]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Alternative Harvest ETF
Shareholder Report [Line Items]
Fund Name	Amplify Alternative Harvest ETF
Class Name	Amplify Alternative Harvest ETF
Trading Symbol	MJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Alternative Harvest ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Alternative Harvest ETF	$39	0.40%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of -5.70%. The Fund seeks to track the returns of the Prime Alternative Harvest Index, which returned -6.38%. The S&P 500 Index returned 17.60%.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• Health Care was the top contributing sector to performance over the Period while Real Estate was the biggest detractor to performance.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Tilray Brands Inc and Village Farms International were the top contributors to performance while Canopy Growth Corp and Innovative Industrials Proper were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/03/2015)
Amplify Alternative Harvest ETF NAV	-5.70	-18.60	-15.06
S&P 500 TR	17.60	16.47	14.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 200,809,544
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 591,933
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$200,809,544
Number of Holdings	12
Net Advisory Fee	$591,933
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Amplify Seymour Cannabis ETF	46.3%
First American Government Obligations Fund - Class X	31.0%
Tilray Brands, Inc.	22.4%
SNDL, Inc.	7.8%
Cronos Group, Inc.	6.6%
Aurora Cannabis, Inc.	4.0%
Village Farms International, Inc.	3.7%
Canopy Growth Corp.	3.5%
High Tide, Inc.	3.0%
Organigram Global, Inc.	2.2%
[3]
Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 28, 2025, Seymour Asset Management LLC was appointed as an additional sub-advisor to the fund.
Other Material Fund Changes:
Effective January 28, 2025, the fund index, Prime Alternative Harvest Index, will provide U.S. cannabis company exposure via an allocation to Amplify Seymour Cannabis ETF (“CNBS”).
Effective February 21, 2025, the fund underwent a 1:12 reverse split.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bitcoin 2% Monthly Option Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bitcoin 2% Monthly Option Income ETF
Class Name	Amplify Bitcoin 2% Monthly Option Income ETF
Trading Symbol	BITY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Bitcoin 2% Monthly Option Income ETF for the period of April 28, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Bitcoin 2% Monthly Option Income ETF	$31	0.65%
[4],[5]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since inception Period, the Fund had a NAV total return of 23.27%, the S&P 500 Index had a total return of 21.67%, and the Bloomberg Bitcoin Index returned 20.58%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.

• The Fund’s long exposure to Bitcoin was the primary performance driver. Over the period, the Bloomberg Bitcoin Index returned approximately 20.58%.
• Weekly covered calls are a primary component of the strategy and a secondary contributor to performance relative to the price of Bitcoin. The strategy involves selling out-of-the-money (OTM) call options on Bitcoin ETFs but only enough to sufficiently generate 2% in monthly option premiums. The call options are generally 5-10% OTM, which can limit upside participation on the covered portion of the Fund when Bitcoin prices exceed strike levels, but can enhance returns when the Bitcoin price change is at or below the strike level.
• The Fund’s weekly option writing allows for more frequent premium capture and contributed positively to the NAV return of 23.27% as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/28/2025)
Amplify Bitcoin 2% Monthly Option Income ETF NAV	23.27
S&P 500 TR	21.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 16, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 20,614,035
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 24,662
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,614,035
Number of Holdings	11
Net Advisory Fee	$24,662
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Class Institutional	58.2%
iShares Bitcoin Trust ETF	22.2%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00	10.0%
United States Treasury Bill	5.8%
United States Treasury Bill	3.8%
United States Treasury Bill	2.9%
United States Treasury Bill	2.4%
United States Treasury Bill	1.0%
Cboe Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $2,813.83	0.0%
Cboe Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $2,700.20	-0.9%
[6]
Material Fund Change [Text Block]	Fund Name Change: Effective May 16, 2025, the fund changed its name from Amplify Bitcoin 24% Premium Income ETF to Amplify Bitcoin 2% Monthly Option Income ETF.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bitcoin Max Income Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bitcoin Max Income Covered Call ETF
Class Name	Amplify Bitcoin Max Income Covered Call ETF
Trading Symbol	BAGY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Bitcoin Max Income Covered Call ETF for the period of April 28, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Bitcoin Max Income Covered Call ETF	$33	0.69%
[7],[8]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since inception Period, the Fund had a NAV total return of 23.56%, the S&P 500 Index had a total return of 21.67%, and the Bloomberg Bitcoin Index returned 20.58%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Fund’s long exposure to Bitcoin was the primary performance driver. Over the period, the Bloomberg Bitcoin Index returned approximately 20.58%.
• Weekly covered calls are a primary component of the strategy and a secondary contributor to performance relative to the price of Bitcoin. The strategy involves selling out-of-the-money (OTM) call options on Bitcoin ETFs, generally 5-10% OTM, which can limit upside participation when Bitcoin prices exceed strike levels, but can enhance returns when the Bitcoin price change is at or below the strike level.
• The Fund’s weekly option writing allows for more frequent premium capture and contributed positively to the NAV return of 23.56% as of September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/28/2025)
Amplify Bitcoin Max Income Covered Call ETF NAV	23.56
S&P 500 TR	21.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 16,274,569
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 20,071
Investment Company Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$16,274,569
Number of Holdings	14
Net Advisory Fee	$20,071
Portfolio Turnover	251%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Class Institutional	75.1%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00	12.9%
United States Treasury Bill	6.9%
United States Treasury Bill	3.5%
United States Treasury Bill	2.5%
United States Treasury Bill	2.4%
United States Treasury Bill	2.4%
United States Treasury Bill	0.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $260.50	0.0%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $281.38	0.0%
[9]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan Growth & Treasury Core ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan Growth & Treasury Core ETF
Class Name	Amplify BlackSwan Growth & Treasury Core ETF
Trading Symbol	SWAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan Growth & Treasury Core ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 9.04%. The Fund seeks to track the S-Network BlackSwan Core Index. which returned 10.26%. The S&P 500 Index returned 17.60%.
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options (LEAPs) during the Period. In a rising equity market the LEAPS in the Fund tend to appreciate, but can underperform the equity benchmark because of the smaller allocation relative to US Treasuries. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options contributed 6.28% to returns for the period while the Treasuries contributed 2.76%. The performance numbers reflect their contribution to Fund returns during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/05/2018)
Amplify BlackSwan Growth & Treasury Core ETF NAV	9.04	3.66	6.88
S&P 500 TR	17.60	16.47	15.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 03, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 266,610,217
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,272,193
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$266,610,217
Number of Holdings	14
Net Advisory Fee	$1,272,193
Portfolio Turnover	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
[10]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective October 3, 2024, the fund’s index, the S-Network BlackSwan Tech & Treasury Index, updated it’s methodology to include the use of FLexible EXchange® option contracts (“FLEX Options”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan ISWN ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan ISWN ETF
Class Name	Amplify BlackSwan ISWN ETF
Trading Symbol	ISWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan ISWN ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 6.25%. The Fund seeks to track the S-Network International BlackSwan Index. which returned 7.32%. The MSCI EAFE Index returned 14.99%.
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options (LEAPs) during the Period. In a rising equity market the LEAPS in the Fund tend to appreciate, but can underperform the equity benchmark because of the smaller allocation relative to US Treasuries. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options contributed 3.50% to returns for the period while the Treasuries contributed 2.75%. The performance numbers reflect their contribution to Fund returns during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/25/2021)
Amplify BlackSwan ISWN ETF NAV	6.25	-1.22
MSCI EAFE Net (USD)	14.99	8.03
S&P Developed Ex-U.S. BMI (USD) TR	17.78	7.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 03, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 33,305,329
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 158,334
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$33,305,329
Number of Holdings	13
Net Advisory Fee	$158,334
Portfolio Turnover	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/19/2025; Exercise Price: $75.01	9.0%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
[11]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective October 3, 2024, the fund’s index, the S-Network International BlackSwan Index, updated it’s methodology to include the use of FLexible EXchange® option contracts (“FLEX Options”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bloomberg AI Value Chain ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bloomberg AI Value Chain ETF
Class Name	Amplify Bloomberg AI Value Chain ETF
Trading Symbol	AIVC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Bloomberg AI Value Chain ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Bloomberg AI Value Chain ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 32.09%. The Fund sought to track the returns of the Bloomberg AI Value Chain Index, which returned 34.48%. The S&P 500 Index returned 17.60%.
• On October 21, 2024, the Fund began to track the Bloomberg AI Value Chain Index and had a concentration in the Information Technology sector, specifically those companies involved in AI hardware, AI semiconductors and AI oriented cloud technology activity. These companies performed well as more companies and consumers continue to adopt AI and cloud services for next-generation computing needs. These companies lead the Fund to outperform the broad-based S&P 500 Index.
• Information Technology was the top contributing sector to performance while Real Estate was the smallest contributor to performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Communication Services was held with the largest underweight.
• During the Period, Western Digital Corp. and Broadcom Inc were the top contributors to performance while DigitalOcean Holdings Inc. and HP Inc. were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Bloomberg AI Value Chain ETF NAV	32.09	8.56	10.70
S&P 500 TR	17.60	16.47	15.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 14, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 31,738,220
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 152,216
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$31,738,220
Number of Holdings	44
Net Advisory Fee	$152,216
Portfolio Turnover	129%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Western Digital Corporation	3.6%
Alibaba Group Holding Ltd.	3.4%
Credo Technology Group Holding Ltd.	3.1%
Celestica, Inc.	3.0%
MongoDB, Inc.	2.9%
Arista Networks, Inc.	2.8%
Micron Technology, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
Advantest Corp.	2.7%
Samsung Electronics Co. Ltd.	2.5%
Sector Breakdown**
[12],[13]
Material Fund Change [Text Block]
Changes to Fund’s Investment Objective or Goals:
Effective October 14, 2024, the fund will seek to invest at least 80% of its net assets for investment purposes in securities of companies that comprise the Bloomberg AI Value Chain Index. Each constituent selected for inclusion in the Indexis defined as a “AI Value Chain Company.” Under normalmarket conditions, the Fund will invest at least 80% of itsnet assets (plus any borrowings for investment purposes)in AI Value Chain Companies.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective October 14, 2024, the fund reduced its management fee to 0.59%.
Fund Name Change:
Effective October 14, 2024, the fund changed its name from Amplify Global Cloud Technology ETF to Amplify Bloomberg AI Value Chain ETF. The fund ticker also changed from IVES to AIVC.
Other Material Fund Changes:
Effective October 14, 2024, the fund changed its index provider to Bloomberg Index Services Limited. On the same date, the fund began tracking the Bloomberg AI Value Chain Index.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Class Name	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Trading Symbol	TLTP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Bloomberg U.S. Treasury 12% Premium Income ETF for the period of October 28, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	$28	0.30%
[14],[15]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Since Inception Period, the Fund had a NAV total return of 0.93%. The Fund seeks to track the returns of the Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index, which returned 1.85%. The broad market benchmark for the Fund, the Bloomberg U.S. Long Treasury Total Return Index, returned 2.35%.
• The Fund’s core exposure to long-duration U.S. Treasury securities was the primary driver of performance. The Fund achieves this through a combination of owning the iShares 20+ Year Treasury Bond ETF (TLT) and Treasury securities. TLT’s price decline over the period contributed meaningfully to the Fund’s NAV return and was a headwind.
• Weekly covered call writing on TLT was a secondary contributor. The strategy involved selling at-the-money call options(ATM) on TLT, only to a level sufficient to generate 12% on an annualized basis. This approach limits upside participation when TLT rises above strike prices but enhances returns when price movements remain flat or decline.
• The Fund’s weekly option cycle allows for a frequent premium capture, which contributed positively to total returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/28/2024)
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF NAV	0.93
Bloomberg U.S. Long Treasury Total Return Index	2.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 11,528,096
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 25,168
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$11,528,096
Number of Holdings	4
Net Advisory Fee	$25,168
Portfolio Turnover	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Securities	(%)
iShares 20+ Year Treasury Bond ETF	66.6%
United States Treasury Note/Bond	33.1%
Invesco Government & Agency Portfolio	0.1%
[16]
Material Fund Change [Text Block]	Fund Name Change: Effective February 19, 2025, the fund changed its name from Amplify Bloomberg U.S. Treasury Target High Income ETF to Amplify Bloomberg U.S. Treasury 12% Premium Income ETF.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlueStar Israel Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlueStar Israel Technology ETF
Class Name	Amplify BlueStar Israel Technology ETF
Trading Symbol	ITEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlueStar Israel Technology ETF	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 22.52%. The Fund seeks to track the returns of the BlueStar Israel Global Technology Index™, which returned 23.00%. The S&P 500 Index returned 17.60%.
• The Fund has significant exposure to Israeli listed and domiciled companies in the Technology sector. Israeli listed and domiciled companies experienced volatility over the Period as geopolitical uncertainty in the region created uncertainty, leading to some of the underperformance against the S&P 500 Index.
• Information Technology was the top contributing sector to the Fund’s performance while Health Care was the biggest detractor to the performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Elbit Systems Ltd and CyberArk Software Ltd were the top contributors to performance while Monday.com Ltd and NICE Ltd were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2015)
Amplify BlueStar Israel Technology ETF NAV	22.52	1.25	9.21
S&P 500 TR	17.60	16.47	14.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 102,738,173
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 686,486
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$102,738,173
Number of Holdings	57
Net Advisory Fee	$686,486
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
CyberArk Software, Ltd.	8.4%
Elbit Systems Ltd.	8.2%
First American Government Obligations Fund - Class X	8.2%
Check Point Software Technologies, Ltd.	6.4%
Wix.com, Ltd.	5.7%
Nice Ltd.	5.4%
Amdocs, Ltd.	4.5%
Monday.com Ltd.	4.4%
Nova Ltd.	3.8%
Tower Semiconductor Ltd.	3.7%
Sector Breakdown**
[17],[18]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cash Flow Dividend Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cash Flow Dividend Leaders ETF
Class Name	Amplify Cash Flow Dividend Leaders ETF
Trading Symbol	COWS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cash Flow Dividend Leaders ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 10.04%. The Fund seeks to track the COWSETF Index, which returned 10.23%. The S&P 500 Index returned 17.60%.
• During the Period, the Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund. This underweight was the primary detractor of Fund returns relative to the S&P 500 Index.
• Utilities and Communication Services were the top contributing sectors to performance while Energy and Consumer Staples detracted from performance over Period.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Tapestry Inc and Vistra Corp were the top contributors to performance while Organon & Co and Abercrombie & Fitch Co were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/12/2023)
Amplify Cash Flow Dividend Leaders ETF NAV	10.04	14.95
S&P 500 TR	17.60	23.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 22,975,152
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$22,975,152
Number of Holdings	52
Net Advisory Fee	$0
Portfolio Turnover	165%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Warner Bros Discovery, Inc.	3.0%
Dell Technologies, Inc. - Class C	2.8%
Range Resources Corp.	2.6%
EQT Corp.	2.6%
Alcoa Corp.	2.6%
QUALCOMM, Inc.	2.6%
FedEx Corp.	2.6%
CF Industries Holdings, Inc.	2.5%
First American Government Obligations Fund - Class X	2.5%
Nexstar Media Group, Inc.	2.4%
Sector Breakdown**
[19],[20]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
Effective September 11, 2025, Amplify Investments LLC, has agreed to extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least January 28, 2026.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify COWS Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify COWS Covered Call ETF
Class Name	Amplify COWS Covered Call ETF
Trading Symbol	HCOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify COWS Covered Call ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify COWS Covered Call ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 2.70% and the S&P 500 Index had a total return of 17.60%. The Fund is actively managed and invests at least 80% in US dividend paying high free cash flow companies via the constituents of the Amplify Cash Flow Dividend Leaders ETF (COWS). In addition, the Fund implements a covered call strategy on the holdings to produce option-based income. The Fund paid monthly distributions for the Period.
• During the Period, the Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund, via the constituents of COWS. This underweight was the primary detractor of Fund returns relative to the S&P 500 Index.
• The Utilities and Communication Services sectors were the top contributing sectors to performance, while the Consumer Staples sector was the biggest detractors to the Funds performance.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Tapestry Inc and Vistra Corp, while Organon & Co. and Abercrombie & Fitch Co. were the top detractors to performance.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. This was also a contributor to the underperformance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/19/2023)
Amplify COWS Covered Call ETF NAV	2.70	7.37
S&P 500 TR	17.60	24.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 12,968,948
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 60,806
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$12,968,948
Number of Holdings	94
Net Advisory Fee	$60,806
Portfolio Turnover	441%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Amplify Cash Flow Dividend Leaders ETF	3.8%
Warner Bros Discovery, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.0%
Range Resources Corp.	2.8%
EQT Corp.	2.8%
Alcoa Corp.	2.8%
QUALCOMM, Inc.	2.7%
FedEx Corp.	2.7%
CF Industries Holdings, Inc.	2.7%
Nexstar Media Group, Inc.	2.6%
[21]
Material Fund Change [Text Block]
Fund Name Change:
Effective January 28, 2025, the fund changed its name from Amplify Cash Flow High Income ETF to Amplify COWS Covered Call ETF.
Other Material Fund Changes:
Effective January 28, 2025, the fund updated its investment policy to invest at least 80% of its assets in the equity securities of the COWS ETF and in covered call options referencing those securities. The fund now seeks to generate additional income through a covered call strategy targeting approximately 10% or more in annualized gross premiums.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Enhanced Dividend Income ETF
Class Name	Amplify CWP Enhanced Dividend Income ETF
Trading Symbol	DIVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Enhanced Dividend Income ETF	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 13.56%, the S&P 500 Index had a total return of 17.60%, and the CBOE S&P 500 BuyWrite Index had a total return of 8.15%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Financials and Information Technology sectors were the top contributing sectors to performance, and the Health Care sector detracted from performance over the Period.
• During the period, Financials was held with the largest overweight relative to the S&P 500 index while Information Technology was held with the largest underweight. The Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Funds.
• The Fund selectively sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. This was also a contributor to the underperformance over the Period.
• Goldman Sachs Group Inc and JPMorgan Chase & Co were the top contributors to performance while UnitedHealth Group Inc and Freeport-McMoRan Inc were the top detractors for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/13/2016)
Amplify CWP Enhanced Dividend Income ETF NAV	13.56	13.37	12.52
S&P 500 TR	17.60	16.47	14.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 5,246,165,843
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 22,769,062
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,246,165,843
Number of Holdings	36
Net Advisory Fee	$22,769,062
Portfolio Turnover	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Class Institutional	5.9%
Caterpillar, Inc.	5.5%
Apple, Inc.	5.4%
RTX Corp.	5.1%
American Express Co.	5.0%
Visa, Inc. - Class A	5.0%
Microsoft Corp.	5.0%
Home Depot, Inc.	5.0%
CME Group, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Sector Breakdown**
[22],[23]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Growth & Income ETF
Class Name	Amplify CWP Growth & Income ETF
Trading Symbol	QDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify CWP Growth & Income ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Growth & Income ETF	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 26.17% and the S&P 500 Index was 17.60%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• Information Technology and Communication Services were the top contributing sectors to performance while Consumer Staples and Real Estate were the biggest detractors to performance for the Period.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, which was the primary driver of the slight underperformance over the Period.
• During the Period NVIDIA Corp. and Broadcom Inc were the top contributors to performance while Lockhead Martin Corp. and UnitedHealth Group Inc. were the top detractors to performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2024)
Amplify CWP Growth & Income ETF NAV	26.17	25.69
S&P 500 TR	17.60	18.51
S&P 500 Growth TR	26.96	26.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 323,225,092
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 383,732
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$323,225,092
Number of Holdings	52
Net Advisory Fee	$383,732
Portfolio Turnover	175%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
NVIDIA Corp.	11.0%
Apple, Inc.	9.5%
Microsoft Corp.	8.9%
Alphabet, Inc. - Class A	6.5%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.8%
Tesla, Inc.	4.3%
Netflix, Inc.	3.3%
Invesco Government & Agency Portfolio - Class Institutional	3.3%
Sector Breakdown**
[24],[25]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP International Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP International Enhanced Dividend Income ETF
Class Name	Amplify CWP International Enhanced Dividend Income ETF
Trading Symbol	IDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP International Enhanced Dividend Income ETF	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 28.63% and the  MSCI AC World Index ex USA had a total return of 16.45%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Financials and Consumer Discretionary sectors were the top contributing sectors to performance, while the Health Care sector was the smallest contributor to performance over the Period.
• During the Period, Energy had the largest overweight relative to the MSCI ACWI ex USA Index while Industrials was held with the largest underweight.
• During the Period, Alibaba Group ARE and Agnico Eagle Mines LTD were the top contributors to performance while Novo Nordisk A/S and Atlassian Corp. were the top detractors to performance.
• The Fund selectively sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. Strong security selection and selective call writing contributed positively to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Amplify CWP International Enhanced Dividend Income ETF NAV	28.63	20.97
MSCI AC WORLD INDEX ex USA Net (USD)	16.45	17.36
S&P World Ex-U.S. Index (USD) TR	17.13	19.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 444,991,186
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 1,497,874
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$444,991,186
Number of Holdings	72
Net Advisory Fee	$1,497,874
Portfolio Turnover	132%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.7%
Alibaba Group Holding Ltd.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Mitsubishi UFJ Financial Group, Inc.	3.8%
Agnico Eagle Mines Ltd.	3.5%
Novartis AG	3.4%
Grupo Cibest SA	3.3%
Barclays PLC	3.1%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Invesco Government & Agency Portfolio - Class Institutional	2.8%
Geographic Breakdown (%)
Sector Breakdown**
[26],[27]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cybersecurity ETF
Class Name	Amplify Cybersecurity ETF
Trading Symbol	HACK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Cybersecurity ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cybersecurity ETF	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 27.12%. The Fund seeks to track the returns of the Nasdaq ISE Cyber Security Select Index which returned 27.91%. The S&P 500 Index returned 17.60%.
• The primary driver of returns in the Fund and the S&P 500 were companies in the Information Technology sector. The Fund focuses on those companies in the cybersecurity market, while the S&P 500 returns came from large technology companies in the hardware and software industries. The cybersecurity related companies in the Fund returned more than the broad-based S&P 500.
• The Fund had exposure to two sectors—Information Technology, which contributed positively to performance, and Industrials, which detracted from performance.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight, as the Fund had no exposure to that sector.
• During the Period, Broadcom Inc and Cloudfare Inc. were the top contributors to performance while Rapid7 Inc. and Booz Allen Hamilton Holdings were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Cybersecurity ETF NAV	27.12	13.48	13.62
S&P 500 TR	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,322,555,417
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 12,398,799
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,322,555,417
Number of Holdings	26
Net Advisory Fee	$12,398,799
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Broadcom, Inc.	9.1%
Cisco Systems, Inc.	6.1%
Crowdstrike Holdings, Inc. - Class A	6.1%
Palo Alto Networks, Inc.	5.8%
General Dynamics Corp.	5.3%
Northrop Grumman Corp.	5.1%
Fortinet, Inc.	4.9%
Cloudflare, Inc. - Class A	4.8%
Zscaler, Inc.	4.6%
CyberArk Software, Ltd.	4.4%
Sector Breakdown**
[28],[29]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Amplify Digital Payments ETF
Class Name	Amplify Digital Payments ETF
Trading Symbol	IPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Digital Payments ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Digital Payments ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 10.16%. The Fund seeks to track the returns of the Nasdaq CTA Global Digital Payments Index which returned 10.83%. The S&P 500 Index returned 17.60%.
• The Fund is concentrated in companies involved in digital payment and processing activity. As more consumers transact digitally, as opposed to with cash or check, these companies stand to benefit. These companies are concentrated in the Financials sector. This sector was not a top performing sector in the S&P 500 over the period, although the companies in the Fund generated positive returns, Fund performance was lagging the broad market index.
• The Fund had exposure to two sectors—Financials, which contributed positively to performance, and Information Technology, which detracted modestly to returns.
• During the Period, Financials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Coinbase Global Inc and Affirm Holdings Inc were the top contributors to performance while Wex Inc and Fiserv Inc were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Digital Payments ETF NAV	10.16	1.23	9.52
S&P 500 TR	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 260,362,501
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 2,207,750
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$260,362,501
Number of Holdings	41
Net Advisory Fee	$2,207,750
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
American Express Co.	6.7%
Visa, Inc. - Class A	6.1%
Mastercard, Inc. - Class A	6.0%
PayPal Holdings, Inc.	6.0%
Fiserv, Inc.	5.8%
Coinbase Global, Inc. - Class A	4.9%
Adyen NV	4.5%
Wise PLC - Class A	4.5%
Global Payments, Inc.	4.4%
First American Government Obligations Fund - Class X	4.4%

Geographic Breakdown	(%)
United States	83.4%
United Kingdom	4.8%
Netherlands	4.5%
Brazil	3.4%
Italy	2.3%
Australia	2.2%
Japan	1.5%
Puerto Rico	0.6%
South Korea	0.6%
Cash & Other	-3.3%
[30]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Etho Climate Leadership U.S. ETF
Shareholder Report [Line Items]
Fund Name	Amplify Etho Climate Leadership U.S. ETF
Class Name	Amplify Etho Climate Leadership U.S. ETF
Trading Symbol	ETHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Etho Climate Leadership U.S. ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 6.52%. The Fund seeks to track the Etho Climate Leadership Index – US, which returned 6.02%. The S&P 500 Index returned 17.60%.
• During the Period, the Fund invested in a broad range of companies, excluding those involved in fossil fuels, tobacco, weapons, and gambling. The equal-weighted portfolio structure was a primary detractor from performance relative to the S&P 500 Index, where top-weighted names primarily in the Information Technology sector were the main drivers of broad based index returns.
• Industrials and Information Technology were the top contributing sectors to performance while Utilities and Materials detracted from performance over the period.
• During the Period, Industrials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight, which detracted from returns.
• During the Period, Bloom Energy Corp and Sunrun Inc were the top contributors to performance while Sunnova Energy International and TPI Composites Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/18/2015)
Amplify Etho Climate Leadership U.S. ETF NAV	6.52	8.55	10.92
S&P 500 TR	17.60	16.47	14.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 156,025,095
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 749,612
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$156,025,095
Number of Holdings	311
Net Advisory Fee	$749,612
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Bloom Energy Corp. - Class A	1.2%
Sunrun, Inc.	0.8%
Wayfair, Inc. - Class A	0.8%
First American Government Obligations Fund - Class X	0.8%
Arrowhead Pharmaceuticals, Inc.	0.8%
Lumentum Holdings, Inc.	0.7%
Resideo Technologies, Inc.	0.7%
Ciena Corp.	0.7%
elf Beauty, Inc.	0.6%
Five Below, Inc.	0.6%
Sector Breakdown**
[31],[32]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify High Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify High Income ETF
Class Name	Amplify High Income ETF
Trading Symbol	YYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify High Income ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify High Income ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 8.40%. The Fund seeks to track the returns of the Nasdaq CEF High Income Index, which returned 9.00%. The S&P 500 Index returned 17.60%. The Fund paid monthly distributions for the Period.
• The asset class exposure in the Fund, through the underlying closed end funds, covers a wide variety of categories, including Equity, Fixed Income and Alternatives, primarily focused on generating current income. The Fund return was below that of the S&P 500 as income generating closed-end funds, many of which have been negatively impacted by higher interest rates, did not perform as well.
• The allocation to equity funds was the top contributor to the Fund’s performance while the allocation to alternative funds was the smallest contributor.
• During the Period, its top exposures were in equity focused closed-end funds with the least exposure to MLP funds.
• During the Period, the BlackRock Science & Technology Term Trust and abrdn Total Dynamic Dividend Fund were the top contributors to the fund’s performance while CBRE Global Real Estate Inc. Fund and abrdn Healthcare Opportunistic Fund were the lowest.
• During the Period abrdn Total Dynamic Dividend Fund was held with the highest average weight while Franklin Ltd Duration Income Trust was held with the lowest average weight.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify High Income ETF NAV	8.40	7.23	6.42
S&P 500 TR	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 619,088,793
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 2,776,806
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$619,088,793
Number of Holdings	62
Net Advisory Fee	$2,776,806
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	4.2%
abrdn Healthcare Investors	3.6%
BlackRock Science and Technology Term Trust	3.4%
BlackRock ESG Capital Allocation Term Trust	3.3%
abrdn Total Dynamic Dividend Fund	3.3%
Western Asset Diversified Income Fund	3.2%
BlackRock Capital Allocation Term Trust	3.1%
BlackRock Health Sciences Term Trust	3.1%
Nuveen Credit Strategies Income Fund	3.0%
Nuveen Floating Rate Income Fund/Closed-end Fund	3.0%
[33]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Junior Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Amplify Junior Silver Miners ETF
Class Name	Amplify Junior Silver Miners ETF
Trading Symbol	SILJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Junior Silver Miners ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Junior Silver Miners ETF	$101	0.69%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 92.77%. The Fund seeks to track the returns of the Nasdaq Junior Silver Miners Index, returns over the period was 99.70%. The S&P 500 Index returned 17.60% over the same period.
• The Fund is concentrated in companies that are mining and producing silver, and the price of silver is one of the primary drivers of returns for these companies. Silver and other precious metals have performed very well over the Period helping drive the returns of the Fund well above those of the broad-based S&P 500 Index.
• Materials was only sector and had a positive impact to performance over the Period due to the selection of mining companies with that sector.
• During the Period, Materials was overweight relative to the S&P 500 Index, a broad-based market index, while no other sectors were held.
• During the Period, Hecla Mining Co and Coeur Mining Inc were the top contributors to performance while i-80 Gold Corp and Aya Gold & Silver Inc were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Junior Silver Miners ETF NAV	92.77	12.87	17.66
S&P 500 TR	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,651,343,779
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 8,715,891
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,651,343,779
Number of Holdings	55
Net Advisory Fee	$8,715,891
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Coeur Mining, Inc.	12.9%
Hecla Mining Co.	12.8%
First Majestic Silver Corp.	9.7%
Endeavour Silver Corp.	5.2%
Wheaton Precious Metals Corp.	5.2%
SSR Mining, Inc.	4.3%
Boliden AB	3.8%
OR Royalties, Inc.	3.5%
Fortuna Mining Corp.	3.0%
Cia de Minas Buenaventura SAA	2.9%

Geographic Breakdown	(%)
Canada	55.5%
United States	34.6%
Peru	4.1%
Sweden	3.8%
Poland	2.8%
Mexico	1.6%
Australia	0.4%
Cash & Other	-2.8%
[34]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective November 18, 2024, the Index methodology was updated to use a modified theme-adjusted free float market capitalization weighting, incorporating silver revenue exposure and liquidity factors to determine constituent weights. Additional adjustments were introduced to limit concentration, including caps on individual weights and group-based rebalancing to ensure diversification.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Lithium & Battery Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Lithium & Battery Technology ETF
Class Name	Amplify Lithium & Battery Technology ETF
Trading Symbol	BATT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Lithium & Battery Technology ETF	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 36.18%. The Fund seeks to track the returns of the EQM Lithium & Battery Technology Index, which returned 36.06%. The S&P 500 Index returned 17.60%.
• The Fund is a thematic strategy concentrated in lithium battery related companies as well as some electric vehicle manufacturers. While interest and demand for electric vehicles continues to ebb and flow, alternative sources of demand for the battery materials and technology has growth and helped drive overall performance for the companies in the Fund.
• Materials was the top contributing sector to performance while Information Technology was the smallest contributor to performance for the Period.
• During the Period, Materials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period Bloom Energy Corp. and Tesla Inc. were the top contributors to performance while Ecopro Materials Co. Ltd and Samsung SDI Co Ltd were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/04/2018)
Amplify Lithium & Battery Technology ETF NAV	36.18	7.47	-3.61
S&P 500 TR	17.60	16.47	14.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 78,626,934
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 382,693
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$78,626,934
Number of Holdings	54
Net Advisory Fee	$382,693
Portfolio Turnover	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Contemporary Amperex Technology Co. Ltd. - Class A	7.8%
Tesla, Inc.	7.0%
BHP Group Ltd.	6.0%
First American Government Obligations Fund - Class X	4.8%
Grupo Mexico SAB de CV - Class B	4.1%
Freeport-McMoRan, Inc.	3.9%
BYD Co. Ltd. - Class H	3.0%
Bloom Energy Corp. - Class A	2.9%
TDK Corp.	2.5%
NAURA Technology Group Co. Ltd. - Class A	2.5%
Sector Breakdown**
[35],[36]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Natural Resources Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Natural Resources Dividend Income ETF
Class Name	Amplify Natural Resources Dividend Income ETF
Trading Symbol	NDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Natural Resources Dividend Income ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Natural Resources Dividend Income ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 5.67%. The Fund seeks to track the returns of the Natural Resources Dividend Income Index, which returned 6.61%. The MSCI AC World Index returned 17.27%. The Fund paid monthly distributions for the Period.
• Energy was the top contributing sector to the Fund’s performance while Materials was the biggest detractor to performance over the Period.
• During the Period, the broad market indexes delivered stronger performance due to the exposure to better performing sectors. Pursuant to the investment objective of the Fund, the Fund is concentrated in the Energy and Materials sectors which did not perform as well as those that drove the performance in the broader market.
• During the Period, CVR Energy Inc and APA Corp. were the top contributors to performance while DOW Inc and Huntsman Corp. were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/23/2022)
Amplify Natural Resources Dividend Income ETF NAV	5.67	10.03
MSCI ACWI Net Total Return Index (USD)	17.27	17.10
MSCI AC WORLD INDEX ex USA Net (USD)	16.45	15.21
S&P 500 TR	17.60	18.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 10,726,247
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 80,518
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$10,726,247
Number of Holdings	43
Net Advisory Fee	$80,518
Portfolio Turnover	134%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.2%
FLEX LNG Ltd.	5.7%
Petroleo Brasileiro SA - Petrobras	5.3%
FMC Corp.	4.0%
Dow, Inc.	4.0%
CVR Energy, Inc.	4.0%
Huntsman Corp.	3.9%
LyondellBasell Industries NV - Class A	3.9%
South Bow Corp.	3.5%
Helmerich & Payne, Inc.	3.3%

Geographic Breakdown	(%)
United States	82.3%
Canada	13.8%
Bermuda	5.7%
Brazil	5.3%
United Kingdom	2.6%
Cash & Other	-9.7%
[37]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Online Retail ETF
Shareholder Report [Line Items]
Fund Name	Amplify Online Retail ETF
Class Name	Amplify Online Retail ETF
Trading Symbol	IBUY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Online Retail ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Online Retail ETF	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 24.84%. The Fund seeks to track the returns of the EQM Online Retail Index, which returned 25.35%. The S&P 500 Index returned 17.60%.
• The Fund is concentrated in companies that generate a significant portion of their revenue through online retail transactions with significant exposure to the Consumer Discretionary sector. While this sector wasn’t the top performing sector in the S&P 500 over the period, the selection of these companies within the sector helped drive returns above the broad market S&P 500 index.
• The Consumer Discretionary was the top contributing sector to performance over the Period while Consumer Staples was the biggest detractor.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Carvana Co and Hims & Hers Health Inc were the top contributors to performance while 1-800-Flowers.com Inc and Figs Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2016)
Amplify Online Retail ETF NAV	24.84	-2.77	12.64
S&P 500 TR	17.60	16.47	15.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 160,345,898
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 1,061,403
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$160,345,898
Number of Holdings	80
Net Advisory Fee	$1,061,403
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	6.4%
Wayfair, Inc. - Class A	6.0%
Lyft, Inc. - Class A	3.6%
DoorDash, Inc. - Class A	3.2%
Carvana Co.	3.0%
Etsy, Inc.	3.0%
Affirm Holdings, Inc.	2.9%
eBay, Inc.	2.7%
Peloton Interactive, Inc. - Class A	2.6%
Expedia Group, Inc.	2.6%
Geographic Breakdown (%)
[38]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Samsung SOFR ETF
Shareholder Report [Line Items]
Fund Name	Amplify Samsung SOFR ETF
Class Name	Amplify Samsung SOFR ETF
Trading Symbol	SOFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Samsung SOFR ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Samsung SOFR ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had an NAV total return of 4.43%. The Fund seeks to closely replicate the returns of the Secured Overnight Financing Rate Index. The broad market benchmark for the Fund, the Bloomberg U. S. Aggregate Bond Index, returned 2.88%. The Fund is actively managed. The Fund paid monthly distributions for the Period.
• The Fund seeks to achieve its returns by primarily investing in short-term repurchase agreements, called repos.
• Repos in the Fund are collateralized by high quality U.S. Treasury securities.
• The Fund underperformed the Bloomberg U.S. Aggregate Bond Index because its floating-rate (overnight) structure limited price appreciation during declining interest rates, whereas the broad market benchmark benefited from duration exposure as yields fell.
• The average rate of the Secured Overnight Financing Rate Index over a one-year period until September 30, 2025 was 4.41%. There is no guarantee that the index will continue to perform at this level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/14/2023)
Amplify Samsung SOFR ETF NAV	4.43	4.88
Bloomberg U.S. Aggregate Bond Index	2.88	6.69
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index	4.58	5.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 275,350,816
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 511,964
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$275,350,816
Number of Holdings	6
Net Advisory Fee	$511,964
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
SOF REPO 10/07/2025 4.22%	29.1%
SOF REPO 10/01/2025 4.30%	21.9%
SOF REPO 10/01/2025 4.27%	21.8%
SOF REPO 10/01/2025 4.27%	18.2%
Brookfield Corporate Treasury Ltd.	9.1%
Invesco Government & Agency Portfolio - Class Institutional	0.0%
[39]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Class Name	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Trading Symbol	USNG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Samsung U.S. Natural Gas Infrastructure ETF for the period of May 19, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Samsung U.S. Natural Gas Infrastructure ETF	$23	0.59%
[40],[41]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since-inception period through September 30, 2025, the Fund had a NAV total return of 12.45% and the S&P 500 Index returned 12.67%. The Fund is actively managed and does not track an index.
• The Fund is a thematic strategy focused on companies involved in the infrastructure of U.S. natural gas. USNG is actively managed using a growth-at-a-reasonable-price (GARP) approach to identify companies positioned to benefit from long-term investment in the U.S. natural gas infrastructure ecosystem.
• Portfolio holdings outperformed the broader Energy sector within the S&P 500, supported by strong fundamentals across upstream, midstream, and downstream segments.
• Energy and Industrials sectors were the top contributing sectors to performance while Materials was the only detractor for the Period.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, while Information Technology was held with the largest underweight as the Fund held no positions in that sector.
• During the Period, Solaris Energy Infrastructure and Bloom Energy Corp were the top contributors to performance while Expand Energy Corp and Worthington Enterprises Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/19/2025)
Amplify Samsung U.S. Natural Gas Infrastructure ETF NAV	12.45
S&P 500 TR	12.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,905,065
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 8,215
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,905,065
Number of Holdings	27
Net Advisory Fee	$8,215
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Williams Cos., Inc.	9.1%
Kinder Morgan, Inc.	8.1%
Enbridge, Inc.	8.1%
MPLX LP	7.7%
Solaris Energy Infrastructure, Inc.	7.3%
Vistra Corp.	4.7%
TC Energy Corp.	4.3%
Energy Transfer LP	4.1%
DT Midstream, Inc.	4.1%
Plains GP Holdings LP	3.8%
Industry Breakdown**
[42],[43]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Seymour Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Amplify Seymour Cannabis ETF
Class Name	Amplify Seymour Cannabis ETF
Trading Symbol	CNBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Seymour Cannabis ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Seymour Cannabis ETF	$68	0.75%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of -18.97% and the S&P 500 Index had a total return of 17.60%. The Fund is actively managed and does not track an index.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• Consumer Staples and Information Technology sectors were the top contributing sector to performance while Health Care was the biggest detractor to performance for the Period.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index while Information Technology was held with the largest underweight.
• During the Period, Glass House Brands Inc. and WM Technology Inc. were the top contributors to performance while Green Thumb Industries Inc. and Innovative Industrial Properties Inc. were the top detractors of performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/22/2019)
Amplify Seymour Cannabis ETF NAV	-18.97	-20.16	-26.51
S&P 500 TR	17.60	16.47	15.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 113,469,249
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 185,620
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$113,469,249
Number of Holdings	47
Net Advisory Fee	$185,620
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
United States Treasury Bill	37.3%
United States Treasury Bill	13.6%
Curaleaf Holdings, Inc.	11.9%
United States Treasury Bill	9.8%
Innovative Industrial Properties, Inc.	2.5%
Cresco Labs, Inc.	2.1%
WM Technology, Inc.	2.0%
United States Treasury Bill	2.0%
Trulieve Cannabis Corp.	1.9%
Invesco Government & Agency Portfolio - Class Institutional	1.8%
Geographic Breakdown (%)
[44]
Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 28, 2025: The investment sub-advisory agreement with Penserra Capital Management LLC (“Penserra”) will be terminated and Seymour Asset Management LLC (“Seymour”) will continue to serve as an investment sub-adviser. Tidal Investments LLC (“Tidal”) will be added as an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Tidal.
Changes to Fund’s Investment Objective or Goals:
Effective January 28, 2025, the fund changed it’s investment policy to state that, under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC.
Changes to the Fund’s Principal Investment Strategy:
Effective January 28, 2025, the Fund is focused on U.S. companies involved in the emerging cannabis and hemp ecosystem, categorized into Cannabis/Hemp Plant, Support, and Ancillary sectors. These classifications span industries such as pharmaceuticals, cultivation, real estate, technology, and media.
Other Material Fund Changes:
Effective February 21, 2025, the fund underwent a 1:12 reverse split.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify SILJ Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Amplify SILJ Covered Call ETF
Class Name	Amplify SILJ Covered Call ETF
Trading Symbol	SLJY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify SILJ Covered Call ETF for the period of August 18, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify SILJ Covered Call ETF	$9	0.67%
[45],[46]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Since Inception  Period, the Fund had a NAV total return of 19.33%, the S&P 500 Index had a total return of 3.88%, and the Nasdaq Junior Silver MinersTM Index has a total return of 37.43%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Funds seeks to balance high income and capital appreciation through exposure to junior silver mining companies in the Nasdaq Junior Silver Miners Index, tracked by the Amplify Junior Silver Miners ETF (SILJ), plus a dynamic covered call strategy.
• The Fund seeks to generate 18% annualized income by selling out-of-the-money covered calls on junior silver miners, a strategy that monetizes volatility but may limit upside potential during sharp rallies, which occurred during the since-inception period.
• The Fund outperformed the broad market index as silver mining equities performed better than the broad equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/18/2025)
Amplify SILJ Covered Call ETF NAV	19.33
S&P 500 TR	3.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 8,070,783
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 2,554
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$8,070,783
Number of Holdings	49
Net Advisory Fee	$2,554
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Amplify Junior Silver Miners ETF	21.6%
Invesco Government & Agency Portfolio - Class Institutional	9.2%
Seabridge Gold, Inc.	5.8%
First Majestic Silver Corp.	5.7%
Cia de Minas Buenaventura SAA	5.3%
OR Royalties, Inc.	5.3%
Fortuna Mining Corp.	5.1%
Franco-Nevada Corp.	5.1%
United States Treasury Bill	5.0%
Pan American Silver Corp.	4.9%
[47]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Small-Mid Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Small-Mid Cap Equity ETF
Class Name	Amplify Small-Mid Cap Equity ETF
Trading Symbol	SMAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Small-Mid Cap Equity ETF for the period of October 22, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Small-Mid Cap Equity ETF	$57	0.60%
[48],[49]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since-inception period, the Fund had a NAV total return of 1.14% and the S&P 1000 Index had a total return of 5.37%. The S&P 1000 is an index of small and mid-cap companies. The Fund is actively managed and does not track an index.
• Financials and Information Technology sectors were the top contributing sectors to performance while Materials and Energy were detractors to performance.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 1000 index, while Consumer Discretionary was held with the largest underweight.
• During the Period, Curtiss-Wright Corp and BWX Technologies Inc were the top contributors to performance while Carlisle Cos Inc and Eagle Materials Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2024)
Amplify Small-Mid Cap Equity ETF NAV	1.14
S&P 1000 Total Return	5.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,248,327
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 6,829
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,248,327
Number of Holdings	58
Net Advisory Fee	$6,829
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Monolithic Power Systems, Inc.	3.4%
West Pharmaceutical Services, Inc.	3.3%
Stifel Financial Corp.	3.1%
Watsco, Inc.	2.9%
Eagle Materials, Inc.	2.9%
Tyler Technologies, Inc.	2.8%
Curtiss-Wright Corp.	2.8%
NVR, Inc.	2.6%
Markel Group, Inc.	2.4%
PTC, Inc.	2.4%
Sector Breakdown**
[50],[51]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Transformational Data Sharing ETF
Shareholder Report [Line Items]
Fund Name	Amplify Transformational Data Sharing ETF
Class Name	Amplify Transformational Data Sharing ETF
Trading Symbol	BLOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Transformational Data Sharing ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Transformational Data Sharing ETF	$101	0.70%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 89.20%, the MSCI ACWI Net Total Return Index (USD) had a total return of 17.27%. and the S&P 500 Index had a total return of 17.60%. The Fund is actively managed and does not track an index.
• The Fund is a thematic strategy focused on companies involved in the development and utilization of blockchain technologies. These companies performed well as cryptocurrencies, which are built on blockchain technology, helped drive the performance higher.
• Information Technology and Financial sectors were the top contributing sectors to performance while Industrials was the smallest contributor for the Period.
• During the Period, Financials was held with the largest overweight relative to the S&P 500, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Robinhood Market Inc. and Metaplanet Inc. were the top contributors to performance while Canaan Inc. and Applied Digital Corp. were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/16/2018)
Amplify Transformational Data Sharing ETF NAV	89.20	27.91	20.92
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	10.15
S&P 500 TR	17.60	16.47	13.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,442,299,109
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 6,477,999
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,442,299,109
Number of Holdings	55
Net Advisory Fee	$6,477,999
Portfolio Turnover	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	11.6%
Cipher Mining, Inc.	5.1%
Galaxy Digital, Inc. - Class A	5.0%
Robinhood Markets, Inc. - Class A	4.7%
Coinbase Global, Inc. - Class A	3.9%
Cleanspark, Inc.	3.8%
ROBLOX Corp. - Class A	3.2%
Invesco Government & Agency Portfolio - Class Institutional	3.2%
Hut 8 Corp.	3.1%
Bed Bath & Beyond, Inc.	3.1%
Industry Breakdown**
[52],[53]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Travel Tech ETF
Shareholder Report [Line Items]
Fund Name	Amplify Travel Tech ETF
Class Name	Amplify Travel Tech ETF
Trading Symbol	AWAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Travel Tech ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Travel Tech ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 8.97%. The Fund seeks to track the returns of the Prime Travel Technology Index NTR Index, which returned 9.71%. The S&P 500 Index returned 17.60%.
• Consumer Discretionary and Industrials were the top contributing sectors to performance while Consumer Services was the smallest contributor.
• The Information Technology sector was the primary driver of returns in the S&P 500. The Fund is focused on providing exposure to travel technology, primarily concentrated in the Consumer Discretionary sector, which provided positive returns but underperformed the S&P 500, which was driven by returns from the Information Technology sector.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Lyft Inc. and On The Beach Group PLC were the top contributors to performance while Sabre Corp. and WEB Travel Group Ltd were the lowest.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/12/2020)
Amplify Travel Tech ETF NAV	8.97	3.48	-1.93
S&P 500 TR	17.60	16.47	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 41,297,667
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 402,406
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$41,297,667
Number of Holdings	30
Net Advisory Fee	$402,406
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Lyft, Inc. - Class A	5.2%
Uber Technologies, Inc.	4.7%
Corporate Travel Management Ltd.	4.5%
Expedia Group, Inc.	4.4%
Airbnb, Inc. - Class A	4.3%
Booking Holdings, Inc.	4.3%
SiteMinder Ltd.	4.3%
Tongcheng Travel Holdings Ltd.	4.2%
Sabre Corp.	4.2%
Trainline PLC	4.2%
Geographic Breakdown (%)
[54]
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Video Game Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Video Game Leaders ETF
Class Name	Amplify Video Game Leaders ETF
Trading Symbol	GAMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Video Game Leaders ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Video Game Leaders ETF	$79	0.64%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 45.88%. The Fund seeks to track the returns of the VettaFi Video Game Leaders Index, which returned 55.58%. The S&P 500 Index returned 17.60%.
• On January 28, 2025 the Fund began to track the VettaFi Video Game Leaders Index. The Fund is a thematic strategy with a focus on video game developers, platforms, hardware, mobile and online gaming companies, publishers and retailers. The Index is concentrated in the Information Technology sector.
• Information Technology and Communication Services were the top contributing sector to performance while Health Care was the smallest contributor.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Applovin Corp. and Tencent Holdings Ltd. were the top contributors to performance while Pearl Abyss Corp. and BiliBili Inc. were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Video Game Leaders ETF NAV	45.88	8.41	16.43
S&P 500 TR	17.60	16.47	15.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 50,599,128
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 263,345
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$50,599,128
Number of Holdings	23
Net Advisory Fee	$263,345
Portfolio Turnover	122%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Tencent Holdings, Ltd.	10.3%
NVIDIA Corp.	10.3%
Advanced Micro Devices, Inc.	10.1%
Microsoft Corp.	10.1%
Meta Platforms, Inc. - Class A	7.9%
AppLovin Corp. - Class A	4.8%
ROBLOX Corp. - Class A	4.7%
Sea, Ltd.	4.4%
Nintendo Co. Ltd.	4.4%
Sony Group Corp.	4.4%
Geographic Breakdown (%)
[55]
Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment).
Effective January 28, 2025 the fund reduced its management fee to 0.59%.
Fund Name Change:
Effective January 28, 2025, the Amplify Video Game Tech ETF changed its name to Amplify Video Game Leaders ETF.
Other Material Fund Changes:
Effective January 28, 2025, the fund changed index providers to VettaFi LLC and changed its index to track the VettaFi Video Game Leaders Index.
Effective March 26, 2025, the fund reduced its Creation Unit size from 50,000 to 10,000 shares.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Weight Loss Drug & Treatment ETF
Shareholder Report [Line Items]
Fund Name	Amplify Weight Loss Drug & Treatment ETF
Class Name	Amplify Weight Loss Drug & Treatment ETF
Trading Symbol	THNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Weight Loss Drug & Treatment ETF	$56	0.59%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of -11.39%. The Fund seeks to track the returns of the VettaFi Weight Loss Drug & Treatment Index, which returned -10.89%. The S&P 500 Index returned 17.60%.
• The Fund targets companies involved in the GLP-1 weight loss drug and treatment industry, which are primarily concentrated in the Health Care sector. In contrast, the S&P 500’s largest sector weighting is Information Technology.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• The Fund underperformed the broad-based market index, driven by weaker returns in the Health Care sector and increased scrutiny around GLP-1 drug pricing, efficacy, and adoption. An underweight to Information Technology also detracted from performance, as most companies in that sector are not aligned with the GLP-1 investment theme.
• During the Period, Innovent Biologics Inc and Hims & Hers Health Inc were the top contributors to performance while Novo-Nordisk A/S and Thermo Fisher Scientific Inc were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/20/2024)
Amplify Weight Loss Drug & Treatment ETF NAV	-11.39	-4.43
S&P 500 TR	17.60	20.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 20, 2025
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,051,196
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 22,186
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,051,196
Number of Holdings	22
Net Advisory Fee	$22,186
Portfolio Turnover	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Novo Nordisk AS	12.5%
Eli Lilly & Co.	12.4%
Amgen, Inc.	6.5%
Regeneron Pharmaceuticals, Inc.	6.5%
Chugai Pharmaceutical Co. Ltd.	6.3%
Merck & Co., Inc.	4.8%
Pfizer, Inc.	4.8%
AbbVie, Inc.	4.7%
Innovent Biologics, Inc.	4.7%
AstraZeneca PLC	4.6%
Sector Breakdown**
[56],[57]
Material Fund Change [Text Block]
Other Material Fund Changes:
Effective June 20, 2025, the funds index, the VettaFi Weight Loss Drug & Treatment Index, was changed to expand its scope beyond GLP-1 agonist manufacturers to include companies involved in amylin and dual agonist therapies, combination treatments, and telehealth providers.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/

[1]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Percentages are stated as a percent of net assets.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
*	Percentages are stated as a percent of net assets.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
*	Percentages are stated as a percent of net assets.

[10]
*	Percentages are stated as a percent of net assets.

[11]
*	Percentages are stated as a percent of net assets.

[12]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Percentages are stated as a percent of net assets.

[14]
**	Annualized

[15]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[16]
*	Percentages are stated as a percent of net assets.

[17]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[18]
*	Percentages are stated as a percent of net assets.

[19]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
*	Percentages are stated as a percent of net assets.

[21]
*	Percentages are stated as a percent of net assets.

[22]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[23]
*	Percentages are stated as a percent of net assets.

[24]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
*	Percentages are stated as a percent of net assets.

[26]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[27]
*	Percentages are stated as a percent of net assets.

[28]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[29]
*	Percentages are stated as a percent of net assets.

[30]
*	Percentages are stated as a percent of net assets.

[31]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[32]
*	Percentages are stated as a percent of net assets.

[33]
*	Percentages are stated as a percent of net assets.

[34]
*	Percentages are stated as a percent of net assets.

[35]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[36]
*	Percentages are stated as a percent of net assets.

[37]
*	Percentages are stated as a percent of net assets.

[38]
*	Percentages are stated as a percent of net assets.

[39]
*	Percentages are stated as a percent of net assets.

[40]
**	Annualized

[41]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[42]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[43]
*	Percentages are stated as a percent of net assets.

[44]
*	Percentages are stated as a percent of net assets.

[45]
**	Annualized

[46]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[47]
*	Percentages are stated as a percent of net assets.

[48]
**	Annualized

[49]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[50]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[51]
*	Percentages are stated as a percent of net assets.

[52]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[53]
*	Percentages are stated as a percent of net assets.

[54]
*	Percentages are stated as a percent of net assets.

[55]
*	Percentages are stated as a percent of net assets.

[56]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[57]
*	Percentages are stated as a percent of net assets.